Changes in finance lease liabilities (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Disclosure - Changes in finance lease liabilities [Abstract]
Cash flow	₩ (122,919)
Acquisition of finance lease assets	₩ 0